TAXATION - Reconciliation of tax rate and effective tax rate (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries with preferential tax rates (as a percent)	(23.00%)	(23.00%)	6.00%	8.00%
Non-deductible expenses and non-taxable income incurred	37.00%	37.00%	3.00%	(51.00%)
Change in valuation allowance (as a percent)	2.00%	2.00%	2.00%	(10.00%)
Effective CIT rate (as a percent)	41.00%	41.00%	36.00%	(28.00%)
Share-based compensation	$ 249	¥ 1,707	¥ 1,834	¥ 3,560
Non-deductible losses from the equity securities investments measured at fair value		3,100
Non-deductible expenses effect on income tax		¥ 790	¥ 458	¥ 890
Non-deductible expenses effect on effective tax rate	41.00%	41.00%	13.00%	(51.00%)